Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Assets
Property, plant and equipment	$ 25,380	$ 19,313
Intangible assets and goodwill	628,974	685,658
Trade and other receivables, net	6,179	3,713
Investment in equity-accounted investees	2,070	3,558
Other investments	1,268	4,031
Term deposits	5,618	6
Non-current tax assets	18,373	14,965
Other non-current assets	53	135
Total non-current assets	687,915	731,379
Inventories	25	11
Trade and other receivables, net	68,847	35,910
Term deposits	197,056	264,179
Other current assets	121,964	77,982
Cash and cash equivalents	284,018	213,283
Total current assets	671,910	591,365
Total assets	1,359,825	1,322,744
Equity
Share capital	53	53
Share premium	2,057,362	2,034,663
Other components of equity	40,137	73,574
Accumulated deficit	(1,227,986)	(1,214,156)
Total equity attributable to owners of the Company	869,566	894,134
Non-controlling interests	6,490	2,341
Total equity	876,056	896,475
Liabilities
Loans and borrowings	15,650	213,808
Employee benefits	8,886	9,086
Contract liabilities	163	27
Deferred tax liabilities, net	822	2,596
Other non-current liabilities	4,590	9,536
Total non-current liabilities	30,111	235,053
Loans and borrowings	219,514	2,776
Trade and other payables	89,780	62,827
Contract liabilities	75,206	53,211
Other current liabilities	69,158	72,402
Total current liabilities	453,658	191,216
Total liabilities	483,769	426,269
Total equity and liabilities	$ 1,359,825	$ 1,322,744